SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Defined Contribution Plan and Deferred Compensation Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Accounting Policies [Abstract]
Defined Contribution Plan, Cost	$ 10,000,000	$ 8,000,000	$ 7,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash surrender value of life insurance	$ 14,000,000
EDC | Marriott International
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual rate of return	4.00%	4.50%
Additional discretionary contributions	$ 0
Deferred Compensation Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual rate of return	3.50%	5.60%
Deferred compensation arrangement, minimum required fixed rate of return	25.00%